Investment in Joint Operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of joint operations [line items]
Property, plant and equipment	R 32,872	R 33,597
Impairment of assets			R 0
Wafi-Golpu Joint Operation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
Property, plant and equipment	R 2,700	2,400
Impairment of assets	R 0	R 0
Newcrest Mining Limited | Wafi-Golpu Joint Operation
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
PG State [Member]
Disclosure of joint operations [line items]
Potential Percentage of equity interests	30.00%